Intangible Asset (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible asset
	March 31, 2020	March 31, 2019
Software	$2,183	$2,305
Less-Accumulated Amortization	(1,693)	(1,378)
Total, net	$490	$927